Pay vs Performance Disclosure pure in Thousands		12 Months Ended				24 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table shows the total compensation for our NEOs for the past four fiscal years, the “compensation actually paid” to our PEO and prior PEO and, on an average basis, our other NEOs (in each case, as determined under SEC rules), our TSR, the TSR of the Aerospace & Defense Select Industry Index over the same period, our Net Income, and our financial performance measure for compensatory purposes, Adjusted Operating Income.

							Value of Initial $100 Investment Based On:			Company- Selected Measure
Fiscal Year (a)	Summary Compensation Table (SCT) Total for PEO (b)	Summary Compensation Table (SCT) Total for Prior PEO (b)	Compensation Actually Paid to PEO (CAP) (c)	Compensation Actually Paid to Prior PEO (CAP) (c)	Average Summary Compensation Table (SCT) Total for Non- PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (CAP) (e)	Company Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)	Net Income (in thousands, $) (h)	Adjusted Operating Income (in thousands, $) (i)

2023	$8,562,311		$13,007,261		$2,534,244	$3,872,036	$161.65	$129.25	$354,509	$493,800
2022	$4,462,698		$7,890,517		$4,654,705	$6,383,850	$120.65	$104.16	$294,348	$443,078
2021	$4,491,811		$4,925,333		$2,753,543	$3,265,294	$99.69	$109.35	$267,159	$420,423
2020		$8,922,118		$6,497,412	$2,138,218	$1,253,639	$83.17	$106.45	$201,392	$375,495

(a)	The Pay Versus Performance table reflects required disclosures for fiscal years 2023, 2022, 2021 and 2020.

(b)	For fiscal years 2023, 2022 and 2021, Lynn M. Bamford was the Principle Executive Officer (PEO) for the Company. For fiscal year 2020, David C. Adams was the Principle Executive Officer (PEO) for the Company.

(c)	The Compensation Actually Paid (CAP) was calculated beginning with the PEO’s Summary Compensation Table (SCT) total then deducting the aggregate change in actuarial present value of her/his accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT; deducting the amounts reported in the SCT for performance share and restricted stock unit awards; adding the pension service cost; adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end; adding the amount equal to the change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; and adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to the PEO’s CAP, the following amounts were deducted from and added to SCT total compensation:

PEO SCT Total to CAP Reconciliation:

Fiscal Year	Summary Compensation Table Total	Deductions from SCT Total for Equity Awards (i)		Deductions from SCT Total for Pension Benefits (ii)		Additions to SCT Total for Equity Awards (iii)	Additions to SCT Total for Pension Service Costs (iv)	CAP

2023	$8,562,311	-$	3,010,000	-$	864,041	$7,958,761	$360,230	$13,007,261
2022	$4,462,698	-$	2,441,259	-$	110,837	$5,568,041	$411,874	$7,890,517
2021	$4,491,811	-$	1,636,250	-$	639,485	$2,416,502	$292,755	$4,925,333
2020	$8,922,118	-$	2,309,978	-$	3,461,735	$2,676,941	$670,066	$6,497,412

(i)	Represents the grant date fair value of equity-based awards granted each year.
(ii)	Represents the aggregate change in the actuarial present value of accumulated benefit under pension.

(iii)	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.

(iv)	The additions to the SCT Total reflect the pension service cost calculated in accordance with the SEC methodology for determining CAP for each year shown.

Supplemental

PEO Equity Component of CAP:

Year	Year End Fair Value of Equity Awards Granted in the Year (i)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (i)		Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (i)		Total Equity Award Adjustments (ii)

2023	$4,492,413		$3,454,852		$11,496	$7,958,761
2022	$3,680,802		$1,876,150		$11,088	$5,568,041
2021	$2,283,203		$134,440	-$	1,141	$2,416,502
2020	$3,213,825	-$	1,405,645		$868,761	$2,676,941

(i)	The amounts include both Performance Share and Restricted Stock Unit awards.

(ii)	Total Equity Award Adjustments includes dividend equivalents units earned in each fiscal year. No equity awards failed to meet vesting conditions for the fiscal years.

(d)	Each of the four fiscal years presented include the average SCT totals of the Non-PEO Named Executive Officers (NEOs) as applicable in each reporting year. For fiscal year 2023, non-PEO Named Executive Officers were: Kevin M. Rayment, K. Christopher Farkas, Paul J. Ferdenzi, and John C. Watts. For fiscal year 2022, non-PEO Named Executive Officers were: David C. Adams, Kevin M. Rayment, K. Christopher Farkas, Paul J. Ferdenzi, and John C. Watts. For fiscal year 2021, non-PEO Named Executive Officers were: David C. Adams, Kevin M. Rayment, Paul J. Ferdenzi, and K. Christopher Farkas. For fiscal year 2020, non-PEO Named Executive Officers were: Glenn E. Tynan, Thomas P. Quinly, Paul J. Ferdenzi, K. Christopher Farkas, and Harry S. Jakubowitz.

(e)	The Average Compensation Actually Paid was calculated by averaging the following when applicable, by year, for the non-PEO NEOs; SCT total then deducting the aggregate change in actuarial present value of their accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT; deducting the amounts reported in the SCT for performance share and restricted stock unit awards; adding the pension service cost; adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end; adding the amount equal to the change in fair value as of the end of the covered fiscal, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; and adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to CAP, the following amounts were deducted from and added to SCT total compensation:

Average Non-PEO SCT Total to CAP Reconciliation:

Fiscal Year	Summary Compensation Table Total (i)	Deductions from SCT Total for Equity Awards (ii)		Deductions from SCT Total for Pension Benefits (iii)		Additions to SCT Total for Equity Awards (iv)	Additions to SCT Total for Pension Service Costs (v)	CAP

2023	$2,534,244	-$	664,125	-$	180,323	$2,083,304	$98,936	$3,872,036
2022	$4,654,705	-$	485,155	-$	131,443	$2,106,528	$239,215	$6,383,850
2021	$2,753,543	-$	1,086,255	-$	57,090	$1,381,658	$273,438	$3,265,294
2020	$2,138,218	-$	360,814	-$	975,281	$232,461	$219,055	$1,253,639

(i)	The amount in 2022 is inflated due to the lump sum distribution from the Curtiss-Wright Corporation Retirement Benefits Restoration Plan for the prior PEO Mr. Adams.

(ii)	Represents the grant date fair value of equity-based awards granted each year.

(iii)	Represents the aggregate change in the actuarial present value of accumulated benefit under pension.

(iv)	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.

(v)	The additions to the SCT Total reflect the pension service cost calculated in accordance with the SEC methodology for determining CAP for each year shown.

Supplemental

Average Non-PEO Equity Component of CAP:

Year	Year End Fair Value of Equity Awards Granted in the Year (i)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (i)		Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (i)		Total Equity Award Adjustments (ii)

2023	$991,219		$1,084,299		$7,786	$2,083,304
2022	$731,409		$1,360,288		$14,832	$2,106,529
2021	$1,431,205	-$	47,701	-$	1,846	$1,381,658
2020	$501,969	-$	455,390		$185,882	$232,461

(i)	The amounts include both Performance Shares and Restricted Stock Unit awards.

(ii)	Total Equity Award Adjustments includes dividend equivalents units earned in each fiscal year. No equity awards failed to meet vesting conditions for the fiscal years.

(f)	The amount represents the value of an initial fixed $100 Investment in Curtiss-Wright stock on December 31, 2019 assuming reinvestment of all dividends.

(g)	Peer group companies are the Aerospace & Defense Select Industry Index. The amount represents an initial fixed $100 Investment in the Company’s Peer Group on December 31, 2019 assuming reinvestment of all dividends.

(h)	Reflects net income in the Company’s Consolidated Statement of Earnings included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021, and 2020.

(i)	Adjusted Operating Income, a non-GAAP measure, is operating income as adjusted for items referenced in the Company’s fourth quarter 2023, 2022, 2021, and 2020 earnings releases, respectively, furnished to the SEC on February 15, 2024, February 22, 2023, February 24, 2022, and February 25, 2021, respectively.

Named Executive Officers, Footnote			(d)Each of the four fiscal years presented include the average SCT totals of the Non-PEO Named Executive Officers (NEOs) as applicable in each reporting year. For fiscal year 2023, non-PEO Named Executive Officers were: Kevin M. Rayment, K. Christopher Farkas, Paul J. Ferdenzi, and John C. Watts. For fiscal year 2022, non-PEO Named Executive Officers were: David C. Adams, Kevin M. Rayment, K. Christopher Farkas, Paul J. Ferdenzi, and John C. Watts. For fiscal year 2021, non-PEO Named Executive Officers were: David C. Adams, Kevin M. Rayment, Paul J. Ferdenzi, and K. Christopher Farkas. For fiscal year 2020, non-PEO Named Executive Officers were: Glenn E. Tynan, Thomas P. Quinly, Paul J. Ferdenzi, K. Christopher Farkas, and Harry S. Jakubowitz.
Peer Group Issuers, Footnote			Peer group companies are the Aerospace & Defense Select Industry Index. The amount represents an initial fixed $100 Investment in the Company’s Peer Group on December 31, 2019 assuming reinvestment of all dividends.
PEO Total Compensation Amount		$ 8,562,311	$ 4,462,698	$ 4,491,811	$ 8,922,118
PEO Actually Paid Compensation Amount		13,007,261	$ 7,890,517	4,925,333	6,497,412
Adjustment To PEO Compensation, Footnote	The Compensation Actually Paid (CAP) was calculated beginning with the PEO’s Summary Compensation Table (SCT) total then deducting the aggregate change in actuarial present value of her/his accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT; deducting the amounts reported in the SCT for performance share and restricted stock unit awards; adding the pension service cost; adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end; adding the amount equal to the change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; and adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to the PEO’s CAP, the following amounts were deducted from and added to SCT total compensation:

PEO SCT Total to CAP Reconciliation:

Fiscal Year	Summary Compensation Table Total	Deductions from SCT Total for Equity Awards (i)		Deductions from SCT Total for Pension Benefits (ii)		Additions to SCT Total for Equity Awards (iii)	Additions to SCT Total for Pension Service Costs (iv)	CAP

2023	$8,562,311	-$	3,010,000	-$	864,041	$7,958,761	$360,230	$13,007,261
2022	$4,462,698	-$	2,441,259	-$	110,837	$5,568,041	$411,874	$7,890,517
2021	$4,491,811	-$	1,636,250	-$	639,485	$2,416,502	$292,755	$4,925,333
2020	$8,922,118	-$	2,309,978	-$	3,461,735	$2,676,941	$670,066	$6,497,412

(i)	Represents the grant date fair value of equity-based awards granted each year.
(ii)	Represents the aggregate change in the actuarial present value of accumulated benefit under pension.

(iii)	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.

(iv)	The additions to the SCT Total reflect the pension service cost calculated in accordance with the SEC methodology for determining CAP for each year shown.

Supplemental

PEO Equity Component of CAP:

Year	Year End Fair Value of Equity Awards Granted in the Year (i)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (i)		Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (i)		Total Equity Award Adjustments (ii)

2023	$4,492,413		$3,454,852		$11,496	$7,958,761
2022	$3,680,802		$1,876,150		$11,088	$5,568,041
2021	$2,283,203		$134,440	-$	1,141	$2,416,502
2020	$3,213,825	-$	1,405,645		$868,761	$2,676,941

(i)	The amounts include both Performance Share and Restricted Stock Unit awards.

(ii)	Total Equity Award Adjustments includes dividend equivalents units earned in each fiscal year. No equity awards failed to meet vesting conditions for the fiscal years.

Non-PEO NEO Average Total Compensation Amount	[1],[2],[3]	2,534,244	$ 4,654,705	2,753,543	2,138,218
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[4]	$ 3,872,036	$ 6,383,850	3,265,294	1,253,639
Adjustment to Non-PEO NEO Compensation Footnote	The Average Compensation Actually Paid was calculated by averaging the following when applicable, by year, for the non-PEO NEOs; SCT total then deducting the aggregate change in actuarial present value of their accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT; deducting the amounts reported in the SCT for performance share and restricted stock unit awards; adding the pension service cost; adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end; adding the amount equal to the change in fair value as of the end of the covered fiscal, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; and adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to CAP, the following amounts were deducted from and added to SCT total compensation:

Average Non-PEO SCT Total to CAP Reconciliation:

Fiscal Year	Summary Compensation Table Total (i)	Deductions from SCT Total for Equity Awards (ii)		Deductions from SCT Total for Pension Benefits (iii)		Additions to SCT Total for Equity Awards (iv)	Additions to SCT Total for Pension Service Costs (v)	CAP

2023	$2,534,244	-$	664,125	-$	180,323	$2,083,304	$98,936	$3,872,036
2022	$4,654,705	-$	485,155	-$	131,443	$2,106,528	$239,215	$6,383,850
2021	$2,753,543	-$	1,086,255	-$	57,090	$1,381,658	$273,438	$3,265,294
2020	$2,138,218	-$	360,814	-$	975,281	$232,461	$219,055	$1,253,639

(i)	The amount in 2022 is inflated due to the lump sum distribution from the Curtiss-Wright Corporation Retirement Benefits Restoration Plan for the prior PEO Mr. Adams.

(ii)	Represents the grant date fair value of equity-based awards granted each year.

(iii)	Represents the aggregate change in the actuarial present value of accumulated benefit under pension.

(iv)	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.

(v)	The additions to the SCT Total reflect the pension service cost calculated in accordance with the SEC methodology for determining CAP for each year shown.

Supplemental

Average Non-PEO Equity Component of CAP:

Year	Year End Fair Value of Equity Awards Granted in the Year (i)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (i)		Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (i)		Total Equity Award Adjustments (ii)

2023	$991,219		$1,084,299		$7,786	$2,083,304
2022	$731,409		$1,360,288		$14,832	$2,106,529
2021	$1,431,205	-$	47,701	-$	1,846	$1,381,658
2020	$501,969	-$	455,390		$185,882	$232,461

(i)	The amounts include both Performance Shares and Restricted Stock Unit awards.

(ii)	Total Equity Award Adjustments includes dividend equivalents units earned in each fiscal year. No equity awards failed to meet vesting conditions for the fiscal years.

Compensation Actually Paid vs. Total Shareholder Return

The following graph compares the compensation actually paid to our PEO(s), the average of the compensation actually paid to our non-PEOs and the Company’s TSR performance with the TSR performance of the Aerospace & Defense Select Industry Index. The TSR amount represents the value of an initial fixed $100 Investment in Curtiss-Wright stock on December 31, 2019 assuming reinvestment of all dividends.

Compensation Actually Paid versus Total Shareholder Return

Compensation Actually Paid vs. Net Income

The following graph compares the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our non-PEOs with the Company’s Net Income.

Compensation Actually Paid versus Net Income

Compensation Actually Paid vs. Company Selected Measure

The following graph compares the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our non-PEOs with the Company’s Adjusted Operating Income.

Compensation Actually Paid versus Adjusted Operating Income

Tabular List, Table

For the fiscal year ending December 31, 2023, the most important financial performance measures used to link compensation actually paid to our NEOs to Company performance are set forth in the table below:

Most Important Financial Performance Measures
Adjusted Operating Income
Adjusted Earnings per Share
Total Shareholder Return
Total Sales Growth

Total Shareholder Return Amount	[2],[5]	$ 161.65	$ 120.65	99.69	83.17
Peer Group Total Shareholder Return Amount	[2],[6]	129.25	104.16	109.35	106.45
Net Income (Loss)	[2],[7]	$ 354,509,000	$ 294,348,000	$ 267,159,000	$ 201,392,000
Company Selected Measure Amount	[2],[8]	493,800	443,078	420,423	375,495
PEO Name					David C. Adams	Lynn M. Bamford
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted Earnings per Share
Measure:: 3
Pay vs Performance Disclosure
Name		Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name		Total Sales Growth
Lynn M. Bamford [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2],[9]	$ 8,562,311	$ 4,462,698	$ 4,491,811
PEO Actually Paid Compensation Amount	[2],[10]	13,007,261	7,890,517	4,925,333
David C. Adams [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2],[9]				$ 8,922,118
PEO Actually Paid Compensation Amount	[2],[10]				6,497,412
PEO | Deductions from SCT Total for Equity Rewards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	(3,010,000)	(2,441,259)	(1,636,250)	(2,309,978)
PEO | Deductions from SCT Total for Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	(864,041)	(110,837)	(639,485)	(3,461,735)
PEO | Additions to SCT Total for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[13]	7,958,761	5,568,041	2,416,502	2,676,941
PEO | Additions to SCT Total for Pension Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[14]	360,230	411,874	292,755	670,066
PEO | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[15]	4,492,413	3,680,802	2,283,203	3,213,825
PEO | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[15]	3,454,852	1,876,150	134,440	(1,405,645)
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[15]	11,496	11,088	(1,141)	868,761
PEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[16]	7,958,761	5,568,041	2,416,502	2,676,941
Non-PEO NEO | Deductions from SCT Total for Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[17]	(180,323)	(131,443)	(57,090)	(975,281)
Non-PEO NEO | Additions to SCT Total for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[18]	2,083,304	2,106,528	1,381,658	232,461
Non-PEO NEO | Additions to SCT Total for Pension Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[19]	98,936	239,215	273,438	219,055
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	991,219	731,409	1,431,205	501,969
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	1,084,299	1,360,288	(47,701)	(455,390)
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	7,786	14,832	(1,846)	185,882
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[20]	2,083,304	2,106,529	1,381,658	232,461
Non-PEO NEO | Deductions from SCT Total for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[21]	$ (664,125)	$ (485,155)	$ (1,086,255)	$ (360,814)

[1]	(d)Each of the four fiscal years presented include the average SCT totals of the Non-PEO Named Executive Officers (NEOs) as applicable in each reporting year. For fiscal year 2023, non-PEO Named Executive Officers were: Kevin M. Rayment, K. Christopher Farkas, Paul J. Ferdenzi, and John C. Watts. For fiscal year 2022, non-PEO Named Executive Officers were: David C. Adams, Kevin M. Rayment, K. Christopher Farkas, Paul J. Ferdenzi, and John C. Watts. For fiscal year 2021, non-PEO Named Executive Officers were: David C. Adams, Kevin M. Rayment, Paul J. Ferdenzi, and K. Christopher Farkas. For fiscal year 2020, non-PEO Named Executive Officers were: Glenn E. Tynan, Thomas P. Quinly, Paul J. Ferdenzi, K. Christopher Farkas, and Harry S. Jakubowitz.
[2]	The Pay Versus Performance table reflects required disclosures for fiscal years 2023, 2022, 2021 and 2020.
[3]	The amounts include both Performance Shares and Restricted Stock Unit awards.
[4]	The Average Compensation Actually Paid was calculated by averaging the following when applicable, by year, for the non-PEO NEOs; SCT total then deducting the aggregate change in actuarial present value of their accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT; deducting the amounts reported in the SCT for performance share and restricted stock unit awards; adding the pension service cost; adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end; adding the amount equal to the change in fair value as of the end of the covered fiscal, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; and adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to CAP, the following amounts were deducted from and added to SCT total compensation:

Average Non-PEO SCT Total to CAP Reconciliation:

Fiscal Year	Summary Compensation Table Total (i)	Deductions from SCT Total for Equity Awards (ii)		Deductions from SCT Total for Pension Benefits (iii)		Additions to SCT Total for Equity Awards (iv)	Additions to SCT Total for Pension Service Costs (v)	CAP

2023	$2,534,244	-$	664,125	-$	180,323	$2,083,304	$98,936	$3,872,036
2022	$4,654,705	-$	485,155	-$	131,443	$2,106,528	$239,215	$6,383,850
2021	$2,753,543	-$	1,086,255	-$	57,090	$1,381,658	$273,438	$3,265,294
2020	$2,138,218	-$	360,814	-$	975,281	$232,461	$219,055	$1,253,639

(i)	The amount in 2022 is inflated due to the lump sum distribution from the Curtiss-Wright Corporation Retirement Benefits Restoration Plan for the prior PEO Mr. Adams.

(ii)	Represents the grant date fair value of equity-based awards granted each year.

(iii)	Represents the aggregate change in the actuarial present value of accumulated benefit under pension.

(iv)	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.

(v)	The additions to the SCT Total reflect the pension service cost calculated in accordance with the SEC methodology for determining CAP for each year shown.

Supplemental

Average Non-PEO Equity Component of CAP:

Year	Year End Fair Value of Equity Awards Granted in the Year (i)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (i)		Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (i)		Total Equity Award Adjustments (ii)

2023	$991,219		$1,084,299		$7,786	$2,083,304
2022	$731,409		$1,360,288		$14,832	$2,106,529
2021	$1,431,205	-$	47,701	-$	1,846	$1,381,658
2020	$501,969	-$	455,390		$185,882	$232,461

(i)	The amounts include both Performance Shares and Restricted Stock Unit awards.

(ii)	Total Equity Award Adjustments includes dividend equivalents units earned in each fiscal year. No equity awards failed to meet vesting conditions for the fiscal years.

[5]	The amount represents the value of an initial fixed $100 Investment in Curtiss-Wright stock on December 31, 2019 assuming reinvestment of all dividends.
[6]	Peer group companies are the Aerospace & Defense Select Industry Index. The amount represents an initial fixed $100 Investment in the Company’s Peer Group on December 31, 2019 assuming reinvestment of all dividends.
[7]	Reflects net income in the Company’s Consolidated Statement of Earnings included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021, and 2020.
[8]	Adjusted Operating Income, a non-GAAP measure, is operating income as adjusted for items referenced in the Company’s fourth quarter 2023, 2022, 2021, and 2020 earnings releases, respectively, furnished to the SEC on February 15, 2024, February 22, 2023, February 24, 2022, and February 25, 2021, respectively.
[9]	(b)For fiscal years 2023, 2022 and 2021, Lynn M. Bamford was the Principle Executive Officer (PEO) for the Company. For fiscal year 2020, David C. Adams was the Principle Executive Officer (PEO) for the Company.
[10]	The Compensation Actually Paid (CAP) was calculated beginning with the PEO’s Summary Compensation Table (SCT) total then deducting the aggregate change in actuarial present value of her/his accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT; deducting the amounts reported in the SCT for performance share and restricted stock unit awards; adding the pension service cost; adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end; adding the amount equal to the change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; and adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to the PEO’s CAP, the following amounts were deducted from and added to SCT total compensation:

PEO SCT Total to CAP Reconciliation:

Fiscal Year	Summary Compensation Table Total	Deductions from SCT Total for Equity Awards (i)		Deductions from SCT Total for Pension Benefits (ii)		Additions to SCT Total for Equity Awards (iii)	Additions to SCT Total for Pension Service Costs (iv)	CAP

2023	$8,562,311	-$	3,010,000	-$	864,041	$7,958,761	$360,230	$13,007,261
2022	$4,462,698	-$	2,441,259	-$	110,837	$5,568,041	$411,874	$7,890,517
2021	$4,491,811	-$	1,636,250	-$	639,485	$2,416,502	$292,755	$4,925,333
2020	$8,922,118	-$	2,309,978	-$	3,461,735	$2,676,941	$670,066	$6,497,412

(i)	Represents the grant date fair value of equity-based awards granted each year.
(ii)	Represents the aggregate change in the actuarial present value of accumulated benefit under pension.

(iii)	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.

(iv)	The additions to the SCT Total reflect the pension service cost calculated in accordance with the SEC methodology for determining CAP for each year shown.

Supplemental

PEO Equity Component of CAP:

Year	Year End Fair Value of Equity Awards Granted in the Year (i)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (i)		Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (i)		Total Equity Award Adjustments (ii)

2023	$4,492,413		$3,454,852		$11,496	$7,958,761
2022	$3,680,802		$1,876,150		$11,088	$5,568,041
2021	$2,283,203		$134,440	-$	1,141	$2,416,502
2020	$3,213,825	-$	1,405,645		$868,761	$2,676,941

(i)	The amounts include both Performance Share and Restricted Stock Unit awards.

(ii)	Total Equity Award Adjustments includes dividend equivalents units earned in each fiscal year. No equity awards failed to meet vesting conditions for the fiscal years.

[11]	Represents the grant date fair value of equity-based awards granted each year.
[12]	Represents the aggregate change in the actuarial present value of accumulated benefit under pension.
[13]	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.
[14]	The additions to the SCT Total reflect the pension service cost calculated in accordance with the SEC methodology for determining CAP for each year shown.
[15]	The amounts include both Performance Share and Restricted Stock Unit awards.
[16]	(ii)Total Equity Award Adjustments includes dividend equivalents units earned in each fiscal year. No equity awards failed to meet vesting conditions for the fiscal years.
[17]	Represents the aggregate change in the actuarial present value of accumulated benefit under pension.
[18]	The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown.
[19]	The additions to the SCT Total reflect the pension service cost calculated in accordance with the SEC methodology for determining CAP for each year shown.
[20]	(ii)Total Equity Award Adjustments includes dividend equivalents units earned in each fiscal year. No equity awards failed to meet vesting conditions for the fiscal years.
[21]	Represents the grant date fair value of equity-based awards granted each year.